Borrowings (Details) $ in Thousands		2 Months Ended	6 Months Ended
		Feb. 28, 2017 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Other long-term debt	[1]		$ 428,657		$ 441,233
Outstanding Amount			1,098,657		1,111,233
Amount drawn down			$ 49,764	$ 0
Credit Facilities, Collateral			Amounts drawn under the facilities are secured by first preferred mortgages on Navios Acquisition's vessels and other collateral and are guaranteed by each vessel-owning subsidiary.
Subsidiaries
Debt Instrument [Line Items]
Ownreship percentage			100.00%
Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Outstanding Amount			$ 670,000		670,000
Existing 2021 Notes
Debt Instrument [Line Items]
Debt Instrument Issuance Date			Nov. 13, 2013
Debt instrument face amount			$ 610,000
Maturity date			Nov. 15, 2021
Fixed interest rate			8.125%
Additional 2021 Notes
Debt Instrument [Line Items]
Debt Instrument Issuance Date			Nov. 13, 2013
Debt instrument face amount			$ 60,000
Debt instrument, Original issue price percentage			103.25%
Redemption period one - Before November 15, 2016 | Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Redemption price percentage			100.00%
Redemption period two - On or after November 15, 2016 | Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Redemption price percentage			106.094%
Redemption using net proceeds of equity offering | Redemption period one - Before November 15, 2016 | Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Redemption price percentage			108.125%
Redemption upon the occurence of certain change of control events | Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Redemption price percentage			101.00%
Minimum | Redemption using net proceeds of equity offering | Redemption period one - Before November 15, 2016 | Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Percentage of principal amount of debt outstanding after redemption			65.00%
Maximum | Redemption using net proceeds of equity offering | Redemption period one - Before November 15, 2016 | Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Percentage of principal amount redeemed			35.00%
Credit Facilities
Debt Instrument [Line Items]
Other long-term debt			$ 428,657
Interest rate description			LIBOR plus spread
Repayment frequency			semi-annual or quarterly
Maturity Date Range, Start			Jul. 31, 2018
Maturity Date Range, End			Oct. 31, 2022
Line of credit facility remaining borrowing capacity			$ 0
Credit Facilities | Minimum
Debt Instrument [Line Items]
Loan margin percentage			2.30%
Credit Facilities | Maximum
Debt Instrument [Line Items]
Loan margin percentage			4.00%
ABN AMRO Bank N.V.
Debt Instrument [Line Items]
Line of credit facility issuance date			Feb. 28, 2017
Repayment installments			4
Repayment amount			$ 650
Line of credit facility maturity date			Feb. 28, 2018
Interest rate description			LIBOR plus 400 bps
Loan margin percentage			4.00%
Repayment frequency			quarterly
Line of credit facility remaining borrowing capacity			$ 0
Writte-off deferred financing cost			697
Amount drawn down		$ 26,650
Outstanding balance prepaid			$ 26,000
Credit Facilities, Collateral			two chemical tankers
HSH Nordbank AG
Debt Instrument [Line Items]
Line of credit facility issuance date			Jun. 30, 2017
Line of credit facility maximum borrowing capacity			$ 24,000
Number of loan tranches			2
Repayment installments			17
Repayment amount			$ 572
Line of credit facility maturity date			Sep. 30, 2021
Interest rate description			LIBOR plus 300 bps
Loan margin percentage			3.00%
Repayment frequency			quarterly
Line of credit facility remaining borrowing capacity			$ 0
Outstanding Amount			$ 24,000		$ 0

[1]	The fair value of the Company's other long-term debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company's creditworthiness.